Financial Assets - Summary of Investments Accounted for Using Equity Method (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Share of profit after tax	€ 12	€ 12